Warrants	12 Months Ended
Jun. 30, 2025
Warrants
Warrants

7.	Warrants

During the fiscal year June 30, 2025, the Company issued 1,195,220 warrants and 55,777 warrants, to a new investor and the placement agent, respectively. All of these warrants were subsequently bought back by the Company within the fiscal year ended June 30, 2025, which had generated a gain on change of fair value of warrants of $2,042,942 and a loss on extinguishment of warrants of $285,346. During the fiscal year June 30, 2024, the Company issued 30,000 warrants on a net basis, and 5,645,455 warrants, respectively, to the IPO underwriter and the Convertible Notes noteholder. All of these warrants were fully converted into shares during the fiscal year June 30, 2024. They were all converted based on cashless basis and were converted into 19,750 shares and 4,892,727 shares respectively. The warrants are detailed as follows:

	Number of warrants	Weighted-Average Exercise Price	Weighted Average Contractual Term (in years)

Outstanding as June 30, 2023	-	$-	$-
Granted	5,675,455	1.08	5.0
Exercised	(5,675,455)	-	-
Outstanding as June 30, 2024	-	$-	$-

Outstanding as June 30, 2024	-	$-	$-
Granted	1,250,997	5.02	3.0
Repurchased	(1,250,997)	-	-
Outstanding as June 30, 2025	-	$-	$-